Note 10 - Organizational Changes (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Corporate Bank [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	303	138	223
Investment Bank [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	100	626	670
Private Bank [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	630	731	910
Asset Management [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	48	136	92
Capital Release Unit [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	69	514	243
Infrastructure [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	297	419	1,078
Total full-time equivalent staff [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	1,447	2,247	3,000